Note 12 - Warrant Activity (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class A Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)		1,106,627	1,106,627
Warrants Issued (in shares)
Warrants Expired (in shares)	(1,106,627)
Class B Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)		1,106,627	1,106,627
Warrants Issued (in shares)
Warrants Expired (in shares)	(1,106,627)
Class D Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)			1,950,167
Warrants Issued (in shares)
Warrants Expired (in shares)		(1,950,167)
Class E Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)	3,576,737	3,576,737	3,576,737
Warrants Issued (in shares)
Warrants Expired (in shares)
Class F Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)	300,000	300,000
Warrants Issued (in shares)		2,000,000
Warrants Expired (in shares)		(1,700,000)
Class G Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)	1,503,409	1,503,409
Warrants Issued (in shares)		1,503,409
Warrants Expired (in shares)
Class H Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)	1,988,095	1,988,095
Warrants Issued (in shares)		1,988,095
Warrants Expired (in shares)
Class I Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)	1,043,646	1,043,646
Warrants Issued (in shares)		1,043,646
Warrants Expired (in shares)
Class J Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)	629,378
Warrants Issued (in shares)	629,378
Warrants Expired (in shares)
Series A Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)	25,951,421
Warrants Issued (in shares)	25,951,421
Warrants Expired (in shares)
Series B Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)	15,570,852
Warrants Issued (in shares)	15,570,852
Warrants Expired (in shares)
Class of Warrant or Right, Outstanding (in shares)	50,563,538	10,625,141	7,740,158
Warrants Issued (in shares)	42,151,651	6,535,150
Warrants Expired (in shares)	(2,213,254)	(3,650,167)